Equity (Deficit) - Additional Information (Detail) $ in Thousands, $ in Thousands						2 Months Ended	12 Months Ended
	Dec. 31, 2020 MXN ($)	Apr. 21, 2020 MXN ($)	Jan. 30, 2020 MXN ($)	Dec. 24, 2015 MXN ($)	Jul. 01, 2015	Aug. 15, 2016 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Aug. 03, 2016 MXN ($)	Jun. 29, 2016 MXN ($)
Disclosure of equity [line items]
Recognized net losses									$ 180,419,837	$ 280,850,619		$ 347,911,084
Negative equity amount							$ 1,997,208,362
Negative working capital								$ 211,651,257
Approved financing for 2020												34,875,000
Acquisition percentage of shares					100.00%
Gain (loss) on non-controlling interest								(141,793)	477,118
Net actuarial losses in other comprehensive income (loss) net of deferred income tax								309,334,500	222,545,556
Debt profile							8,700,000				$ 6,300,000
Available credit lines							7,450,000		37,000,000			177,396,740
Short- term debt principal maturities												$ 211,491,554
Proceeds from borrowing							$ 61,969,889	1,167,834,946	899,769,012	$ 704,715,468
Reduction of Capital Expenditure								40,500,000
Reduction of Operating Expenses								5,000,000
Federal budget [member]
Disclosure of equity [line items]
Negative budget financial balance	$ 62,623,500
Tax Benefit from Mexican Governmet [member]
Disclosure of equity [line items]
Tax benefit on duty paid		$ 65,000,000						65,000,000
International Market [Member]
Disclosure of equity [line items]
Proceeds from borrowing			$ 5,000,000
Contributions A [member]
Disclosure of equity [line items]
Issue of a non-negotiable promissory note													$ 50,000,000
Promissory note issued													$ 184,230,586	$ 184,230,586
Increase amount in equity				$ 135,439,612
Increase in the discount value of the promissory notes						$ 1,209,026
Increase in Certificates of Contribution								$ 122,131,000	$ 0